Loans and Debentures - Schedule of Credit Risk Rating Agency (Details) - Brazilian Currency [member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Value	$ 1,988
Debentures - 9th Issue Single serie [Member]
IfrsStatementLineItems [Line Items]
Entry Date	June 2023
Due Date Principal	2026
Financial charges	CDI + 2.05%
Value	$ 2,000
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Value	$ (12)